Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Inventories

	December 31, 2019	December 31, 2018

Current

Concentrate	$26,801	$69,691

Ore stockpiles	45,713	76,512

Provision against carrying value of ore stockpiles	(908)	(15,636)

Materials and supplies	179,795	185,994

Provision against carrying value of materials and supplies	(75,682)	(73,591)

	$175,719	$242,970

Non-current

Ore stockpiles	$30,640	$25,005

Provision against carrying value of ore stockpiles	(1,655)	(6,350)

	$28,985	$18,655